Cash and Cash Equivalents - Summary of Cash and Bank Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥) [1]	Dec. 31, 2016 CNY (¥)	[1]	Dec. 31, 2015 CNY (¥)	[1]
Non-current
Long-term bank deposits	$ 10,463	¥ 70,000		¥ 70,000	[1]
Current
Cash and cash equivalents	831,062	5,559,890	$ 805,717	5,390,324	[1]	¥ 3,653,914	¥ 3,653,914		¥ 3,474,364
Long-term bank deposits	10,463	70,000
Short-term bank deposits	53,352	356,926		514,074	[1]	363,043
Restricted cash	10,718	71,706		54,809	[1]	¥ 36,000
Total	905,595	6,058,522		5,959,207
Cash and bank balances	$ 916,058	¥ 6,128,522		¥ 6,029,207

[1]	Restated